Share-based payments - (Benefit) expense recognized in retention plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based payments
(Benefit) arising from cash-settled share-based payments transactions	$ (5,238)	$ (25,498)
Expense arising from cash-settled share-based payments transactions			$ 86,100
Expense arising from equity-settled share-based payments transactions	19,980	13,508	7,816
Total (benefit) arising from share-based payments transactions		$ (11,990)
Total expense arising from share-based payments transactions	$ 14,742		$ 93,916